INTANGIBLE ASSETS - Schedule of Expected Amortization (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remainder of 2022	$ 2,816
Finite-Lived Intangible Asset, Expected Amortization, Year One	5,632	$ 5,632
Finite-Lived Intangible Asset, Expected Amortization, Year Two	5,632	5,632
Finite-Lived Intangible Asset, Expected Amortization, Year Three	5,632	5,632
Finite-Lived Intangible Asset, Expected Amortization, Year Four	5,268	5,632
Finite-Lived Intangible Asset, Expected Amortization, After Year Four	39,355
Finite-Lived Intangible Assets, Net, Total	64,335	72,371	$ 530
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remainder of 2022	2,071
Finite-Lived Intangible Asset, Expected Amortization, Year One	4,143	4,143
Finite-Lived Intangible Asset, Expected Amortization, Year Two	4,143	4,143
Finite-Lived Intangible Asset, Expected Amortization, Year Three	4,143	4,143
Finite-Lived Intangible Asset, Expected Amortization, Year Four	4,143	4,143
Finite-Lived Intangible Asset, Expected Amortization, After Year Four	36,737
Finite-Lived Intangible Assets, Net, Total		61,132
Intellectual Property [Member]
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remainder of 2022	463
Finite-Lived Intangible Asset, Expected Amortization, Year One	925	925
Finite-Lived Intangible Asset, Expected Amortization, Year Two	925	925
Finite-Lived Intangible Asset, Expected Amortization, Year Three	925	925
Finite-Lived Intangible Asset, Expected Amortization, Year Four	925	925
Finite-Lived Intangible Asset, Expected Amortization, After Year Four	2,618
Finite-Lived Intangible Assets, Net, Total		8,556
Patents, Licenses and Software Development [Member]
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remainder of 2022	282
Finite-Lived Intangible Asset, Expected Amortization, Year One	564	564
Finite-Lived Intangible Asset, Expected Amortization, Year Two	564	564
Finite-Lived Intangible Asset, Expected Amortization, Year Three	564	564
Finite-Lived Intangible Asset, Expected Amortization, Year Four	200	564
Finite-Lived Intangible Asset, Expected Amortization, After Year Four	$ 0
Finite-Lived Intangible Assets, Net, Total		$ 2,683	$ 530